Income Taxes - Provision for (Recovery of) Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current income tax
Current year expense	$ 200.6	$ 95.1
Adjustments to prior years’ income taxes	(22.6)	19.1
Current income tax	178.0	114.2
Deferred income tax
Origination and reversal of temporary differences	(22.5)	(265.6)
Adjustments to prior years' deferred income taxes	24.3	2.9
Change in tax rate related to U.S. tax reform	222.4	0.0
Other	6.1	(11.1)
Deferred income tax	230.3	(273.8)
Provision (recovery) for income taxes	$ 408.3	$ (159.6)